Note 25 - Post-employment and other employee benefit commitments. Plan Assets Breakdown (Details) € in Millions	Dec. 31, 2018 EUR (€)
Cash And Cash Equivalents [Member]
Assets Of Benefit Plan Line Items
Assets Of Benefit Plan	€ 26
Debt Instruments [Member]
Assets Of Benefit Plan Line Items
Assets Of Benefit Plan	2,080
Property Amount [Member]
Assets Of Benefit Plan Line Items
Assets Of Benefit Plan	0
Investment Funds Member
Assets Of Benefit Plan Line Items
Assets Of Benefit Plan	2
Insurance Contract [Member]
Assets Of Benefit Plan Line Items
Assets Of Benefit Plan	132
Other Assets [Member]
Assets Of Benefit Plan Line Items
Assets Of Benefit Plan	0
Total [Member]
Assets Of Benefit Plan Line Items
Assets Of Benefit Plan	2,241
Bank Account In Bbva [Member]
Assets Of Benefit Plan Line Items
Assets Of Benefit Plan	3
Debt Securities Issued By Bbva [Member]
Assets Of Benefit Plan Line Items
Assets Of Benefit Plan	€ 0